EARNINGS PER SHARE OF COMMON STOCK - Antidilutive Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options
Antidilutive stock options
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	405,552	41,380	17,420